SUMMARY OF ACCRUED AND OTHER CURRENT LIABILITIES (Details) - USD ($)	Dec. 31, 2023	Mar. 31, 2023	Mar. 31, 2022
Payables and Accruals [Abstract]
Deferred sales revenues	$ 369,726	$ 246,811	$ 547,217
Liability associated with uncertain tax positions	925,785	925,795	921,987
Accrued interest payable		536,123	26,926
Payroll and employee benefits	302,276	329,762	478,360
Settlement liability, current portion			341,919
Lease liability, current portion	33,790	41,385	134,578
Other accruals		552,894	628,795
Accrued and other current liabilities		2,632,770	$ 3,079,782
Other accruals	1,113,570	701,161
Accrued and other current liabilities	$ 2,745,147	$ 2,781,037